S-K 1603(c) Fiduciary Duties to Other Companies	Aug. 14, 2026
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]	Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:
Individual	Entity	Entity’s Business	Affiliation
Iris Zhao	Future Fintech Group Inc.	Financial Services	Chief Investment Officer
	MNBS Acquisition Corp.	Blank Check Company	Chief Executive Officer
Ailong Xie	Joint Fortune Capital, Ltd. Fund Management	Chief Executive Officer
	Wuhan ITRI of Geo-Resources and Environment Co. Ltd.	Clean Energy	Vice Chairman
	Grove Hydrogen Technology Group Co., Ltd.	Clean Energy	Director
Zhiwei Tang	Joint Fortune Capital, Ltd.	Fund Management	Managing Director
Mingjie Zhao	Shineco, Inc.	Medical Products	Chairman
	Future FinTech Group, Inc.	Financial Services	Director
	Hua Yang, Inc.	Real Estate Development	Director
Chaim Frenkel	Synthesized Ltd.	Enterprise Software	Chief Revenue Officer
Dan Song	AP Power Corp Renewable Energy	Renewable Energy	Chief Financial Officer
Jide Zeitlin	FIGX Capital Acquisition Corp.	Financial Services	Vice Chairman
	Pan Africa corporation	Financial Services	Chief Executive Officer
	The Keffi Group Ltd.	Fund Management	President